Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (13.2%)

	Airlines (0.2%)

7,396	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$7,428

78,300	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	77,724

310,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	346,062

242,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	268,305

255,000	JetBlue Pass Through Trust Series 2020-1, Class Bµ 7.750%, 05/15/30	290,200

165,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.*µ 8.000%, 09/20/25	187,432

106,272	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	108,964

270,324	United Airlines Pass Through Trust Series 2014-2, Class Bµ 4.625%, 03/03/24	272,552

159,650	United Airlines Pass Through Trust Series 2019-2, Class Bµ 3.500%, 11/01/29	151,002

		1,709,669

	Communication Services (1.8%)

455,000	Altice France, SA* 7.375%, 05/01/26	477,213

415,000	Arrow Bidco, LLC* 9.500%, 03/15/24	365,735

275,000	Ashtead Capital, Inc.*µ 4.000%, 05/01/28	292,889

196,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	197,223

200,000	Brink’s Company* 5.500%, 07/15/25	213,338

109,000	Cable One, Inc.* 4.000%, 11/15/30	111,903

320,000	CenturyLink, Inc.*µ 4.000%, 02/15/27	331,430

485,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	519,353

160,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	174,216

	CSC Holdings, LLC*

980,000	5.500%, 04/15/27	1,035,135

600,000	5.750%, 01/15/30	644,820

400,000	5.500%, 05/15/26	415,232

605,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	615,049

	Diamond Sports Group, LLC / Diamond Sports Finance Company*^

210,000	6.625%, 08/15/27	133,780

PRINCIPAL AMOUNT		VALUE

146,000	5.375%, 08/15/26	$118,183

1,077,000	Embarq Corp. 7.995%, 06/01/36	1,321,404

	Entercom Media Corp.*^

234,000	7.250%, 11/01/24	238,703

201,000	6.500%, 05/01/27	206,324

	Frontier Communications Corp.

425,000	11.000%, 09/15/25@	226,193

385,000	7.625%, 04/15/24@	199,499

97,000	5.875%, 10/15/27*^	104,033

69,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	72,845

80,000	Hughes Satellite Systems Corp.^ 5.250%, 08/01/26	88,814

	Intelsat Jackson Holdings, SA@

335,000	9.750%, 07/15/25*	247,196

255,000	8.000%, 02/15/24*	261,531

135,000	5.500%, 08/01/23	94,532

200,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	215,322

135,000	Ligado Networks, LLC* 15.500%, 11/01/23	136,498

	Netflix, Inc.^

200,000	4.875%, 06/15/30*	243,234

130,000	4.875%, 04/15/28	152,386

	Scripps Escrow II, Inc.*

136,000	3.875%, 01/15/29µ	136,362

68,000	5.375%, 01/15/31	68,802

357,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	372,512

136,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.* 4.625%, 11/01/26	141,658

	Sirius XM Radio, Inc.*^

345,000	5.500%, 07/01/29µ	376,288

345,000	4.625%, 07/15/24	356,951

240,000	Sprint Capital Corp. 6.875%, 11/15/28	308,690

	Sprint Corp.

780,000	7.125%, 06/15/24	910,330

350,000	7.625%, 03/01/26	431,830

210,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	251,939

224,000	Telesat Canada / Telesat, LLC*µ 4.875%, 06/01/27	232,655

370,000	United States Cellular Corp.µ 6.700%, 12/15/33	479,302

112,000	Windstream Services, LLC / Windstream Finance Corp.@ 7.750%, 10/01/21	1,204

		13,522,536

	Consumer Discretionary (2.2%)

278,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	292,756

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

204,000	6.625%, 01/15/28	217,876

163,000	9.875%, 04/01/27	184,806

370,000	BorgWarner, Inc.*^ 5.000%, 10/01/25	436,004

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

355,000	Boyd Gaming Corp. 6.000%, 08/15/26	$367,961

	Caesars Entertainment, Inc.*

132,000	8.125%, 07/01/27^	144,821

132,000	6.250%, 07/01/25	139,264

430,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	428,482

	Carnival Corp.*

134,000	10.500%, 02/01/26	155,591

68,000	7.625%, 03/01/26^	72,060

195,000	Carvana Company* 5.625%, 10/01/25	201,782

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

725,000	5.125%, 05/01/27	762,809

340,000	5.750%, 02/15/26	350,962

131,000	4.250%, 02/01/31	134,437

130,000	5.000%, 02/01/28	136,681

207,000	Cedar Fair, LP 5.250%, 07/15/29	207,538

	Century Communities, Inc.

345,000	6.750%, 06/01/27	369,619

315,000	5.875%, 07/15/25^	328,230

575,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	601,438

	DISH DBS Corp.^

215,000	7.750%, 07/01/26	233,531

55,000	7.375%, 07/01/28	57,346

	ESH Hospitality, Inc.*µ

220,000	5.250%, 05/01/25	224,585

138,000	4.625%, 10/01/27	141,225

	Expedia Group, Inc.*µ

160,000	7.000%, 05/01/25	175,830

103,000	6.250%, 05/01/25	119,207

165,000	Ford Motor Companyµ 8.500%, 04/21/23	184,972

	Ford Motor Credit Company, LLCµ

350,000	4.063%, 11/01/24	364,945

320,000	3.664%, 09/08/24	330,272

315,000	4.134%, 08/04/25^	331,160

200,000	4.389%, 01/08/26	212,894

550,000	goeasy, Ltd.*µ 5.375%, 12/01/24	576,076

136,000	Guitar Center, Inc.* 8.500%, 01/15/26	142,863

69,000	Installed Building Products, Inc.*

	5.750%, 02/01/28	73,858

345,000	International Game Technology, PLC*µ 6.250%, 01/15/27	395,715

	L Brands, Inc.

396,000	6.875%, 11/01/35	459,807

220,000	6.694%, 01/15/27	246,558

65,000	6.875%, 07/01/25*µ	70,918

325,000	Lennar Corp.µ 5.250%, 06/01/26	383,867

	Life Time, Inc.*

195,000	5.750%, 01/15/26	197,282

131,000	8.000%, 04/15/26	131,419

	M/I Homes, Inc.µ

350,000	5.625%, 08/01/25	364,151

205,000	4.950%, 02/01/28	216,546

	Macy’s Retail Holdings, LLC

130,000	6.700%, 07/15/34*	123,973

65,000	5.125%, 01/15/42^	53,100

PRINCIPAL AMOUNT		VALUE

132,000	Macy’s, Inc.*µ 8.375%, 06/15/25	$146,314

	Mattel, Inc.*

350,000	5.875%, 12/15/27^	386,162

320,000	6.750%, 12/31/25	336,621

325,000	Mclaren Finance, PLC* 5.750%, 08/01/22	308,848

	Meredith Corp.

137,000	6.500%, 07/01/25*µ	145,991

70,000	6.875%, 02/01/26^	70,927

400,000	Meritage Homes Corp.µ 6.000%, 06/01/25	455,232

195,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	192,730

257,000	Newell Brands, Inc.µ 4.700%, 04/01/26	283,001

335,000	Penske Automotive Group, Inc.^ 5.500%, 05/15/26	348,410

	Rite Aid Corp.

524,000	8.000%, 11/15/26*	563,986

136,000	7.700%, 02/15/27	135,883

	Royal Caribbean Cruises, Ltd.*µ

130,000	11.500%, 06/01/25	150,029

65,000	10.875%, 06/01/23	73,392

345,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	344,455

207,000	Taylor Morrison Communities, Inc.*µ 5.750%, 01/15/28	234,601

345,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	370,609

112,029	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	111,430

65,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	75,769

275,000	VOC Escrow, Ltd.*^ 5.000%, 02/15/28	268,073

		16,347,680

	Consumer Staples (0.6%)

136,000	Central Garden & Pet Company^ 4.125%, 10/15/30	142,430

210,000	Dean Foods Company*@ 6.500%, 03/15/23	4,078

135,000	Edgewell Personal Care Company* 5.500%, 06/01/28	144,619

205,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	209,543

185,000	Fresh Market, Inc.* 9.750%, 05/01/23	191,042

340,000	JBS USA LUX, SA / JBS USA Finance, Inc.*µ 6.750%, 02/15/28	377,481

112,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*µ 6.500%, 04/15/29	127,494

	Kraft Heinz Foods Company

410,000	4.375%, 06/01/46µ	437,310

66,000	4.250%, 03/01/31µ^	74,416

66,000	3.875%, 05/15/27^	72,243

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	New Albertson’s, Inc.

177,000	7.750%, 06/15/26	$205,977

69,000	8.000%, 05/01/31	85,859

	Pilgrim’s Pride Corp.*

400,000	5.875%, 09/30/27	426,620

140,000	5.750%, 03/15/25	143,263

	Post Holdings, Inc.*

325,000	5.750%, 03/01/27	341,676

105,000	5.500%, 12/15/29^	114,130

70,000	5.625%, 01/15/28	74,390

65,000	4.625%, 04/15/30	67,439

285,000	Simmons Foods, Inc.* 7.750%, 01/15/24	297,794

300,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	317,649

	Vector Group, Ltd.*µ

390,000	6.125%, 02/01/25	395,971

365,000	5.750%, 02/01/29	377,271

		4,628,695

	Energy (1.3%)

101,000	Antero Resources Corp.*^ 7.625%, 02/01/29	103,129

	Apache Corp.

268,000	5.100%, 09/01/40	271,160

150,000	4.875%, 11/15/27^	154,358

134,000	4.625%, 11/15/25^	137,126

210,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	368

	Buckeye Partners, LP

210,000	3.950%, 12/01/26^	211,959

135,000	5.850%, 11/15/43	134,885

210,000	ChampionX Corp. 6.375%, 05/01/26	220,374

280,000	Cheniere Energy Partners, LP^ 5.625%, 10/01/26	291,959

129,000	Cheniere Energy, Inc.* 4.625%, 10/15/28	134,533

170,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	50,724

66,000	CNX Resources Corp.*^ 7.250%, 03/14/27	70,957

	Continental Resources, Inc.^

270,000	3.800%, 06/01/24	277,279

200,000	4.375%, 01/15/28	204,268

415,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	373,600

140,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	21,832

625,000	Energy Transfer Operating, LP‡ 3.223%, 11/01/66 3 mo. USD LIBOR + 3.02%	435,169

	EnLink Midstream Partners, LP

340,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	187,938

285,000	4.850%, 07/15/26µ	277,077

	EQT Corp.^

150,000	8.750%, 02/01/30	191,457

110,000	7.875%, 02/01/25	129,814

65,000	5.000%, 01/15/29	70,793

274,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	246,167

510,000	Gulfport Energy Corp.@ 6.375%, 05/15/25	393,746

PRINCIPAL AMOUNT		VALUE

70,000	Hess Midstream Operations, LP*µ 5.125%, 06/15/28	$72,860

68,000	Holly Energy Partners, LP / Holly Energy Finance Corp.*^ 5.000%, 02/01/28	68,510

230,000	Laredo Petroleum, Inc. 10.125%, 01/15/28	200,500

420,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	434,570

	Moss Creek Resources Holdings, Inc.*

145,000	10.500%, 05/15/27	129,080

130,000	7.500%, 01/15/26	109,217

140,000	Murphy Oil Corp.^ 5.875%, 12/01/27	133,263

132,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	136,735

70,000	Newfield Exploration Companyµ 5.750%, 01/30/22	72,713

125,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	52,171

	Occidental Petroleum Corp.^

815,000	4.300%, 08/15/39	714,486

605,000	2.900%, 08/15/24	587,818

502,000	2.700%, 08/15/22	504,018

130,000	5.875%, 09/01/25µ	136,461

70,000	Ovintiv, Inc.µ^ 6.500%, 08/15/34	85,625

129,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	125,932

205,000	Parkland Fuel Corp.*µ 5.875%, 07/15/27	219,409

270,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	226,635

102,000	Range Resources Corp.*^ 8.250%, 01/15/29	107,307

275,000	SESI, LLC@ 7.750%, 09/15/24	107,088

87,000	SM Energy Company*^ 10.000%, 01/15/25	96,684

66,000	Southwestern Energy Companyµ 8.375%, 09/15/28	70,751

149,000	Transocean, Inc.* 11.500%, 01/30/27	117,692

350,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	325,969

140,000	Viper Energy Partners, LP*^ 5.375%, 11/01/27	147,137

260,000	W&T Offshore, Inc.* 9.750%, 11/01/23	206,032

130,000	Weatherford International, Ltd.* 11.000%, 12/01/24	111,569

		9,890,904

	Financials (2.3%)

886,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	914,928

130,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	133,089

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

271,000	AG Issuer, LLC* 6.250%, 03/01/28	$284,230

580,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	614,301

445,000	Ally Financial, Inc. 8.000%, 11/01/31	648,085

555,000	AmWINS Group, Inc.* 7.750%, 07/01/26	595,093

635,000	AssuredPartners, Inc.* 7.000%, 08/15/25	655,218

	Aviation Capital Group, LLC*µ

292,000	3.500%, 11/01/27	308,629

65,000	6.750%, 04/06/21	65,710

764,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*^ 5.750%, 05/15/26	793,704

	Credit Acceptance Corp.^

350,000	6.625%, 03/15/26	371,683

238,000	5.125%, 12/31/24*	246,913

84,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	91,520

345,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	363,482

278,000	Genworth Mortgage Holdings, Inc.*µ 6.500%, 08/15/25	297,844

233,156	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	209,376

264,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*^ 3.750%, 12/15/27	269,391

439,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	453,803

1,190,000	HUB International, Ltd.* 7.000%, 05/01/26	1,235,256

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.µ

335,000	5.250%, 05/15/27	352,678

67,000	4.375%, 02/01/29*	66,642

525,000	ILFC E-Capital Trust II*µ‡ 3.480%, 12/21/65 3 mo. USD LIBOR + 1.80%	424,525

625,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	657,869

550,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*µ^ 6.250%, 06/03/26	578,187

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

587,000	5.250%, 10/01/25	587,704

63,000	4.250%, 02/01/27^	60,517

270,000	Level 3 Financing, Inc.µ 5.375%, 05/01/25	277,511

606,000	LPL Holdings, Inc.* 5.750%, 09/15/25	626,489

585,000	MetLife, Inc.µ 6.400%, 12/15/66	757,563

PRINCIPAL AMOUNT		VALUE

134,000	MGIC Investment Corp.µ 5.250%, 08/15/28	$143,423

	Navient Corp.

588,000	5.000%, 03/15/27^	596,714

153,000	6.750%, 06/25/25^	167,853

130,000	4.875%, 03/15/28	129,272

145,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	142,844

	OneMain Finance Corp.µ

335,000	7.125%, 03/15/26	393,374

255,000	6.875%, 03/15/25	292,564

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

161,000	7.500%, 06/01/25	174,199

132,000	5.875%, 10/01/28	139,564

300,000	Prospect Capital Corp.µ 3.706%, 01/22/26	297,045

345,000	Radian Group, Inc.µ^ 4.875%, 03/15/27	373,480

166,000	SLM Corp.µ 4.200%, 10/29/25	176,325

345,000	Starwood Property Trust, Inc. 4.750%, 03/15/25	347,684

269,000	StoneX Group, Inc.*µ 8.625%, 06/15/25	292,804

120,000	Tronox Finance, PLC* 5.750%, 10/01/25	124,786

205,000	United Shore Financial Services, LLC* 5.500%, 11/15/25	216,015

272,000	VICI Properties, LP / VICI Note Company, Inc.*µ 3.750%, 02/15/27	277,320

280,000	XHR, LP* 6.375%, 08/15/25	294,185

		17,521,391

	Health Care (1.3%)

	Acadia Healthcare Company, Inc.

634,000	6.500%, 03/01/24~	647,162

136,000	5.000%, 04/15/29*^	143,295

770,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	852,613

	Bausch Health Companies, Inc.*

300,000	5.000%, 01/30/28	309,438

118,000	5.000%, 02/15/29	121,020

68,000	5.250%, 02/15/31	70,064

	Centene Corp.

276,000	4.250%, 12/15/27	292,577

136,000	3.000%, 10/15/30^	142,468

	CHS/Community Health Systems, Inc.*

1,210,000	8.125%, 06/30/24	1,275,340

305,000	8.000%, 03/15/26	328,272

146,000	6.875%, 04/15/29	147,886

	DaVita, Inc.*

329,000	4.625%, 06/01/30	345,792

67,000	3.750%, 02/15/31	66,602

	Encompass Health Corp.

130,000	4.750%, 02/01/30	139,628

130,000	4.500%, 02/01/28	136,256

300,000	HCA, Inc.µ 7.500%, 11/06/33	411,942

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

465,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	$192,333

302,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	272,307

	Tenet Healthcare Corp.

625,000	6.250%, 02/01/27*	659,325

390,000	4.625%, 07/15/24	397,375

375,000	6.875%, 11/15/31^	407,055

345,000	4.875%, 01/01/26*	360,380

657,000	Teva Pharmaceutical Finance Company, BVµ 2.950%, 12/18/22	659,549

	Teva Pharmaceutical Finance Netherlands III, BV

590,000	2.800%, 07/21/23µ	585,557

520,000	6.000%, 04/15/24^	547,945

480,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	494,938

		10,007,119

	Industrials (2.1%)

265,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	294,812

280,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	288,033

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

340,000	4.625%, 01/15/27	356,840

207,000	4.875%, 02/15/30	221,507

136,000	3.500%, 03/15/29	134,447

	Allison Transmission, Inc.*

425,000	4.750%, 10/01/27	445,289

70,000	3.750%, 01/30/31^	69,754

	American Airlines Group, Inc.*^

222,000	5.000%, 06/01/22	209,011

65,000	3.750%, 03/01/25	49,936

700,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	739,235

137,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	150,100

350,000	Beacon Roofing Supply, Inc.* 4.875%, 11/01/25	354,270

	Cascades, Inc. / Cascades USA, Inc.*

207,000	5.125%, 01/15/26	220,304

138,000	5.375%, 01/15/28	146,096

	Delta Air Lines, Inc.^

67,000	3.800%, 04/19/23	68,750

66,000	7.375%, 01/15/26	75,891

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ

68,000	4.750%, 10/20/28	75,390

34,000	4.500%, 10/20/25	36,372

131,000	Endurance Acquisition Merger Sub* 6.000%, 02/15/29	129,368

145,000	EnerSys* 4.375%, 12/15/27	154,788

565,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	551,191

132,000	GFL Environmental, Inc.*µ 3.750%, 08/01/25	135,226

PRINCIPAL AMOUNT		VALUE

	Golden Nugget, Inc.*^

200,000	6.750%, 10/15/24	$200,464

140,000	8.750%, 10/01/25	145,643

148,000	Graham Packaging Company, Inc.*^ 7.125%, 08/15/28	160,960

140,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	157,356

175,000	Graphic Packaging International, LLC*µ 4.750%, 07/15/27	193,442

350,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	356,160

308,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	307,156

30,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.* 5.750%, 01/20/26	31,170

350,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	369,442

	Howmet Aerospace, Inc.^

326,000	5.125%, 10/01/24	359,037

114,000	6.875%, 05/01/25	132,974

350,000	JELD-WEN, Inc.* 4.625%, 12/15/25	357,777

241,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	269,684

198,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	203,867

134,000	MasTec, Inc.*^ 4.500%, 08/15/28	141,290

	Meritor, Inc.

540,000	6.250%, 02/15/24	547,943

41,000	4.500%, 12/15/28*^	41,797

170,000	Moog, Inc.*µ 4.250%, 12/15/27	177,375

340,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	360,050

	Navistar International Corp.*

465,000	6.625%, 11/01/25	484,865

132,000	9.500%, 05/01/25	147,172

272,000	Novelis Corp.* 4.750%, 01/30/30	286,631

310,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	312,409

140,000	Patrick Industries, Inc.* 7.500%, 10/15/27	153,703

300,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	321,915

66,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	70,620

275,000	QVC, Inc.µ 4.375%, 09/01/28	286,759

210,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	216,558

235,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	250,722

132,000	Sensata Technologies, Inc.*µ 3.750%, 02/15/31	135,639

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Sinclair Television Group, Inc.*

136,000	4.125%, 12/01/30^	$135,777

135,000	5.500%, 03/01/30	139,339

	Standard Industries, Inc.*

135,000	5.000%, 02/15/27µ	140,917

66,000	4.375%, 07/15/30^	70,054

	Station Casinos, LLC*

405,000	4.500%, 02/15/28^	398,192

178,000	5.000%, 10/01/25	179,331

136,000	Stericycle, Inc.*µ 3.875%, 01/15/29	139,811

200,000	STL Holding Company, LLC* 7.500%, 02/15/26	208,380

210,000	Tennant Company 5.625%, 05/01/25	218,558

200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	211,434

	TransDigm, Inc.

355,000	6.250%, 03/15/26*	375,984

205,000	7.500%, 03/15/27^	219,510

	United Rentals North America, Inc.

125,000	5.875%, 09/15/26µ	131,789

66,000	3.875%, 02/15/31^	69,016

175,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	180,437

	WESCO Distribution, Inc.*

137,000	7.125%, 06/15/25	149,216

68,000	7.250%, 06/15/28	76,491

350,000	XPO Logistics, Inc.*^ 6.750%, 08/15/24	370,464

		15,501,890

	Information Technology (0.4%)

140,000	CDK Global, Inc.* 5.250%, 05/15/29	151,893

315,000	CommScope Technologies, LLC* 6.000%, 06/15/25	322,132

	Dell International, LLC / EMC Corp.*

310,000	6.020%, 06/15/26µ	374,297

215,000	6.100%, 07/15/27^	266,258

125,000	5.850%, 07/15/25µ	148,555

138,000	Fair Isaac Corp.*µ 4.000%, 06/15/28	142,641

300,000	KBR, Inc.* 4.750%, 09/30/28	311,913

300,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	297,807

207,000	MTS Systems Corp.* 5.750%, 08/15/27	225,324

198,000	ON Semiconductor Corp.*^ 3.875%, 09/01/28	205,934

204,000	Open Text Corp.*µ

	3.875%, 02/15/28	209,255

187,000	PTC, Inc.*µ 4.000%, 02/15/28	195,121

131,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	132,598

		2,983,728

	Materials (0.6%)

300,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	317,310

PRINCIPAL AMOUNT		VALUE

147,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	$154,670

200,000	ArcelorMittal, SA^ 7.250%, 10/15/39	289,122

290,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	300,605

275,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	281,493

	Freeport-McMoRan, Inc.

185,000	5.000%, 09/01/27^	197,167

130,000	5.450%, 03/15/43^	162,971

120,000	5.400%, 11/14/34µ	149,624

205,000	HB Fuller Company 4.250%, 10/15/28	210,160

204,000	Hudbay Minerals, Inc.* 6.125%, 04/01/29	216,548

215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	228,629

	Kaiser Aluminum Corp.*

145,000	4.625%, 03/01/28^	149,914

128,000	6.500%, 05/01/25	137,115

146,000	Mercer International, Inc.*^ 5.125%, 02/01/29	148,783

70,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	77,821

	New Gold, Inc.*

85,000	6.375%, 05/15/25	88,233

68,000	7.500%, 07/15/27	73,499

69,000	Norbord, Inc.*µ 5.750%, 07/15/27	74,296

290,000	OCI, NV*µ 4.625%, 10/15/25	300,739

132,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	143,260

	PBF Holding Company, LLC / PBF Finance Corp.

580,000	7.250%, 06/15/25	385,427

66,000	9.250%, 05/15/25*µ^	63,772

305,000	Silgan Holdings, Inc.^ 4.125%, 02/01/28	316,828

210,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	221,128

68,000	Valvoline, Inc.*µ 3.625%, 06/15/31	68,492

		4,757,606

	Real Estate (0.2%)

365,000	CBL & Associates, LP@ 5.250%, 12/01/23	136,981

80,000	EPR Propertiesµ 3.750%, 08/15/29	78,307

	Forestar Group, Inc.*

350,000	8.000%, 04/15/24	368,473

195,000	5.000%, 03/01/28	203,301

68,000	iStar, Inc.µ 5.500%, 02/15/26	69,309

	Service Properties Trustµ

345,000	4.350%, 10/01/24	339,280

125,000	5.250%, 02/15/26	123,326

		1,318,977

	Utilities (0.2%)

204,000	Calpine Corp.* 4.500%, 02/15/28	209,830

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

95,000	NRG Energy, Inc.µ 6.625%, 01/15/27	$99,770

401,000	PPL Capital Funding, Inc.µ‡ 2.905%, 03/30/67 3 mo. USD LIBOR + 2.67%	373,828

	Talen Energy Supply, LLC*^

135,000	10.500%, 01/15/26	124,373

70,000	7.250%, 05/15/27	74,120

350,000	TerraForm Power Operating, LLC*µ 5.000%, 01/31/28	389,644

		1,271,565

	TOTAL CORPORATE BONDS (Cost $96,895,703)	99,461,760

CONVERTIBLE BONDS (103.9%)

	Communication Services (8.2%)

	Liberty Media Corp.

8,000,000	0.500%, 12/01/50*	8,258,640

5,825,000	1.375%, 10/15/23	7,157,294

3,400,000	2.250%, 09/30/46	1,610,206

5,000,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	6,157,600

4,500,000	Match Group FinanceCo 3, Inc.* 2.000%, 01/15/30	8,171,190

4,000,000	Sea, Ltd.* 2.375%, 12/01/25	9,925,920

5,000,000	Snap, Inc. 0.750%, 08/01/26	11,987,200

6,600,000	Zynga, Inc.µ 0.250%, 06/01/24	8,902,542

		62,170,592

	Consumer Discretionary (27.0%)

8,000,000	Booking Holdings, Inc.*^ 0.750%, 05/01/25	10,825,760

5,500,000	Burlington Stores, Inc.* 2.250%, 04/15/25	7,403,440

2,315,000	Carnival Corp.* 5.750%, 04/01/23	4,876,848

7,500,000	Chegg, Inc.*^ 0.000%, 09/01/26	8,696,700

2,250,000	Dick’s Sporting Goods, Inc.*^ 3.250%, 04/15/25	4,613,422

785,000	DISH Network Corp.~ 2.375%, 03/15/24	720,002

11,250,000	Etsy, Inc.*^ 0.125%, 09/01/27	14,961,150

3,893,000	Fiverr International, Ltd.* 0.000%, 11/01/25	4,908,528

1,265,000	Guess, Inc. 2.000%, 04/15/24	1,443,036

11,500,000	Liberty Broadband Corp.* 2.750%, 09/30/50	11,875,935

	Liberty Interactive, LLC

350,000	4.000%, 11/15/29	272,703

170,000	3.750%, 02/15/30	131,327

10,000,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	10,080,000

	NCL Corp., Ltd.*

3,739,000	5.375%, 08/01/25	5,797,245

2,750,000	6.000%, 05/15/24	5,313,797

PRINCIPAL AMOUNT		VALUE

4,000,000	RH*~ 0.000%, 09/15/24	$9,184,400

13,500,000	Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	16,372,800

3,875,000	Tesla, Inc. 2.000%, 05/15/24	49,484,331

3,250,000	Under Armour, Inc.* 1.500%, 06/01/24	5,372,770

13,250,000	Vail Resorts, Inc.*^ 0.000%, 01/01/26	13,361,830

11,000,000	Wayfair, Inc.* 0.625%, 10/01/25	11,229,020

5,250,000	Winnebago Industries, Inc. 1.500%, 04/01/25	6,871,725

		203,796,769

	Energy (2.7%)

2,634,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	2,486,180

8,000,000	Integra LifeSciences Holdings Corp.* 0.500%, 08/15/25	8,995,120

6,250,000	Pioneer Natural Resources Company*^ 0.250%, 05/15/25	8,654,000

9,600,000	SunEdison, Inc.*@ 0.250%, 01/15/20	120,960

		20,256,260

	Financials (0.1%)

350,000	Prospect Capital Corp. 4.950%, 07/15/22	359,744

	Health Care (17.8%)

4,000,000	BioMarin Pharmaceutical, Inc.* 1.250%, 05/15/27	4,199,480

5,000,000	Bridgebio Pharma, Inc.* 2.250%, 02/01/29	4,835,500

2,500,000	CONMED Corp.^ 2.625%, 02/01/24	3,513,000

12,250,000	DexCom, Inc.* 0.250%, 11/15/25	12,504,800

2,079,000	Envista Holdings Corp.*^ 2.375%, 06/01/25	3,814,612

6,000,000	Exact Sciences Corp. 0.375%, 03/15/27	8,592,120

8,000,000	Guardant Health, Inc.*^ 0.000%, 11/15/27	10,695,040

12,250,000	Insulet Corp.~ 0.375%, 09/01/26	16,940,157

6,750,000	Jazz Investments I, Ltd.* 2.000%, 06/15/26	8,809,763

9,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	9,727,290

1,845,000	Neurocrine Biosciences, Inc.^ 2.250%, 05/15/24	2,760,083

3,500,000	NuVasive, Inc.* 0.375%, 03/15/25	3,401,265

7,500,000	Omnicell, Inc.* 0.250%, 09/15/25	10,033,200

7,000,000	Pacira BioSciences, Inc.* 0.750%, 08/01/25	8,387,470

5,741,000	Repligen Corp. 0.375%, 07/15/24	10,447,242

1,500,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	2,210,700

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,000,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	$3,466,260

6,000,000	Teladoc Health, Inc.*^ 1.250%, 06/01/27	8,578,020

2,800,000	Tricida, Inc.* 3.500%, 05/15/27	1,370,208

		134,286,210

	Industrials (8.0%)

6,250,000	Air Canada*µ 4.000%, 07/01/25	8,520,375

3,500,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	3,711,715

3,300,000	Atlas Air Worldwide Holdings, Inc.µ 1.875%, 06/01/24	3,714,117

3,750,000	Middleby Corp.* 1.000%, 09/01/25	4,719,450

11,670,000	Southwest Airlines Company 1.250%, 05/01/25	16,408,487

5,000,000	Sunrun, Inc.* 0.000%, 02/01/26	5,095,400

17,500,000	Uber Technologies, Inc.*^ 0.000%, 12/15/25	18,340,700

		60,510,244

	Information Technology (39.1%)

440,000	Advanced Micro Devices, Inc.µ 2.125%, 09/01/26	4,726,960

7,000,000	Akamai Technologies, Inc.µ 0.375%, 09/01/27	8,014,020

9,750,000	Bentley Systems, Inc.* 0.125%, 01/15/26	9,822,052

4,659,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	5,065,032

3,000,000	Cloudflare, Inc.* 0.750%, 05/15/25	6,457,440

12,500,000	Coupa Software, Inc.* 0.375%, 06/15/26	16,106,750

6,500,000	Datadog, Inc.*

	0.125%, 06/15/25 Envestnet, Inc.	8,737,040

2,500,000	1.750%, 06/01/23^	3,184,650

1,701,000	0.750%, 08/15/25*	1,754,684

2,250,000	Everbridge, Inc. 0.125%, 12/15/24	3,072,263

3,250,000	Five9, Inc.* 0.500%, 06/01/25	4,581,330

4,000,000	II-VI, Inc. 0.250%, 09/01/22	7,386,120

11,500,000	Inphi Corp.* 0.750%, 04/15/25	16,731,120

4,250,000	LivePerson, Inc.* 0.000%, 12/15/26	4,725,065

6,250,000	Lumentum Holdings, Inc.^ 0.500%, 12/15/26	7,699,375

13,094,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	14,835,109

6,000,000	MongoDB, Inc. 0.250%, 01/15/26	11,120,280

3,750,000	Nice, Ltd.*^ 0.000%, 09/15/25	4,262,588

5,010,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	5,663,254

PRINCIPAL AMOUNT		VALUE

	Okta, Inc.

6,500,000	0.125%, 09/01/25^	$9,876,750

3,500,000	0.375%, 06/15/26*	4,576,670

2,750,000	ON Semiconductor Corp.^ 1.625%, 10/15/23	4,869,920

7,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	10,649,775

5,750,000	Proofpoint, Inc. 0.250%, 08/15/24	6,309,762

1,750,000	Q2 Holdings, Inc. 0.750%, 06/01/26	2,710,733

9,750,000	Repay Holdings Corp.* 0.000%, 02/01/26	9,751,852

7,250,000	RingCentral, Inc.* 0.000%, 03/01/25	9,105,492

12,000,000	Shift4 Payments, Inc.*^ 0.000%, 12/15/25	13,735,800

1,616,000	Shopify, Inc.^ 0.125%, 11/01/25	1,915,509

6,750,000	Silicon Laboratories, Inc.*^ 0.625%, 06/15/25	8,745,097

15,750,000	Splunk, Inc.*~ 1.125%, 06/15/27	16,592,940

	Square, Inc.*^

8,000,000	0.250%, 11/01/27	9,023,600

8,000,000	0.000%, 05/01/26	8,995,040

2,500,000	Viavi Solutions, Inc. 1.750%, 06/01/23	3,178,500

3,750,000	Wix.com, Ltd.*^ 0.000%, 08/15/25	3,824,588

4,500,000	Workday, Inc.~ 0.250%, 10/01/22	7,217,100

6,750,000	Zendesk, Inc.* 0.625%, 06/15/25	10,014,975

6,314,000	Zscaler, Inc.* 0.125%, 07/01/25	9,438,862

		294,478,097

	Real Estate (1.0%)

3,250,000	IH Merger Sub, LLC 3.500%, 01/15/22	4,314,147

2,559,000	Redfin Corp.* 0.000%, 10/15/25	3,154,505

		7,468,652

	TOTAL CONVERTIBLE BONDS (Cost $620,647,750)	783,326,568

BANK LOANS (1.7%) ¡

	Communication Services (0.4%)

345,625	Clear Channel Outdoor Holdings, Inc.‡ 3.711%, 08/21/26 3 mo. LIBOR + 3.50%	337,956

222,188	CommScope, Inc.‡ 3.371%, 04/06/26 1 mo. LIBOR + 3.25%	222,274

134,663	Consolidated Communications, Inc.! 0.000%, 10/02/27	135,994

109,725	Consolidated Communications, Inc.‡ 5.750%, 10/02/27 1 mo. LIBOR + 4.75%	110,810

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

148,129	CSC Holdings, LLC‡ 2.627%, 04/15/27 1 mo. LIBOR + 2.50%	$147,712

415,000	Frontier Communications Corp.‡ 5.750%, 10/08/21 1 mo. LIBOR + 4.75%	416,010

272,250	iHeartCommunications, Inc.‡ 3.121%, 05/01/26 1 mo. LIBOR + 3.00%	269,391

645,600	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	657,857

508,329	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	516,836

		2,814,840

	Consumer Discretionary (0.4%)

169,774	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	173,329

155,000	Meredith Corp.! 0.000%, 01/31/25	158,246

305,000	Petco Animal Supplies, Inc.! 0.000%, 01/26/23	305,087

929,967	PetSmart, Inc.‡ 4.500%, 03/11/22 3 mo. LIBOR + 3.50%	930,986

265,000	PetSmart, Inc.! 0.000%, 03/11/22	265,290

130,000	PetSmart, Inc. 0.000%, 01/27/28 3 mo. LIBOR + 3.50%	130,000

233,300	United Natural Foods, Inc. 0.000%, 10/22/25	234,147

549,545	Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	551,436

		2,748,521

	Energy (0.0%)

59,270	Lealand Finance Company, BV‡ 1.121%, 06/30/25 1 mo. LIBOR + 3.00%	39,711

4,696	McDermott Technology Americas, Inc.‡ 3.121%, 06/30/24 1 mo. LIBOR + 3.00%	3,874

296,053	Par Pacific Holdings, Inc.‡ 7.000%, 01/12/26 3 mo. LIBOR + 6.75%	291,859

		335,444

	Financials (0.0%)

352,338	Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	353,784

	Health Care (0.4%)

682,338	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	677,647

480,026	Endo Luxembourg Finance Company I Sarl‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	477,626

PRINCIPAL AMOUNT		VALUE

405,826	Gentiva Health Services, Inc.‡ 3.375%, 07/02/25 1 mo. LIBOR + 3.25%	$406,715

300,068	Mallinckrodt International Finance, SA‡ 5.500%, 09/24/24 3 mo. LIBOR + 4.75%	283,584

426,409	Ortho Clinical Diagnostics, SA‡ 3.394%, 06/30/25 1 mo. LIBOR + 3.25%	425,876

631,618	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	591,880

		2,863,328

	Industrials (0.3%)

492,500	Berry Global, Inc.‡ 2.133%, 07/01/26 1 mo. LIBOR + 2.00%	492,407

306,836	BW Gas & Convenience Holdings, LLC‡ 6.380%, 11/18/24 1 mo. LIBOR + 6.25%	311,822

282,863	Dun & Bradstreet Corp.‡ 3.878%, 02/06/26 1 mo. LIBOR + 3.75%	283,974

207,375	Granite US Holdings Corp.‡ 5.504%, 09/30/26 3 mo. LIBOR + 5.25%	205,949

225,779	Navistar International Corp.‡ 3.630%, 11/06/24 1 mo. LIBOR + 3.50%	226,090

189,807	RegionalCare Hospital Partners Holdings, Inc.‡ 3.871%, 11/16/25 1 mo. LIBOR + 3.75%	189,938

445,420	Scientific Games International, Inc.‡ 2.871%, 08/14/24 1 mo. LIBOR + 2.75%	438,670

68,775	TransDigm, Inc.‡ 2.371%, 12/09/25 1 mo. LIBOR + 2.25%	67,743

		2,216,593

	Information Technology (0.2%)

323,400	BMC Software Finance, Inc.‡ 4.371%, 10/02/25 1 mo. LIBOR + 4.25%	323,552

331,650	Camelot U.S. Acquisition 1 Company‡ 3.121%, 10/30/26 1 mo. LIBOR + 3.00%	332,824

185,000	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	185,925

288,031	VFH Parent, LLC‡ 3.129%, 03/01/26 1 mo. LIBOR + 3.00%	287,971

		1,130,272

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Materials (0.0%)

198,500	Innophos, Inc.‡ 3.621%, 02/07/27 1 mo. LIBOR + 3.50%	$198,914

	TOTAL BANK LOANS (Cost $12,731,935)	12,661,696

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (20.7%)

	Communication Services (1.0%)

6,750	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	7,804,438

	Consumer Discretionary (1.4%)

68,935	Aptiv, PLCµ 5.500%, 06/15/23	10,715,946

	Consumer Staples (0.4%)

31,645	Energizer Holdings, Inc. 7.500%, 01/15/22	2,909,758

	Financials (4.5%)

104,000	AMG Capital Trust II~ 5.150%, 10/15/37	5,073,120

28,700	Assurant, Inc.µ 6.500%, 03/15/21	3,682,497

4,000	Bank of America Corp. ‡‡ 7.250%	5,851,120

73,830	KKR & Company, Inc.^ 6.000%, 09/15/23	4,294,691

10,190	Wells Fargo & Company~‡‡ 7.500%	14,714,360

		33,615,788

	Health Care (3.9%)

100,715	Avantor, Inc.µ 6.250%, 05/15/22	9,327,216

62,325	Boston Scientific Corp.^ 5.500%, 06/01/23	6,809,629

8,080	Danaher Corp. 4.750%, 04/15/22	13,092,024

		29,228,869

	Industrials (2.2%)

9,615	Fortive Corp.~ 5.000%, 07/01/21	9,233,284

65,335	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	7,119,555

		16,352,839

	Information Technology (2.6%)

13,625	Broadcom, Inc.~ 8.000%, 09/30/22	20,011,719

	Utilities (4.7%)

134,810	Dominion Energy, Inc. 7.250%, 06/01/22	13,305,747

60,680	DTE Energy Company 6.250%, 11/01/22	2,814,338

NUMBER OF SHARES		VALUE

	NextEra Energy, Inc.

153,825	6.219%, 09/01/23	$8,186,566

123,080	4.872%, 09/01/22	7,527,573

68,765	5.279%, 03/01/23^	3,674,802

		35,509,026

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $143,017,276)	156,148,383

COMMON STOCKS (0.4%)

	Communication Services (0.0%)

1,943	Cumulus Media, Inc. - Class A#	16,865

	Energy (0.4%)

11,334	Calfrac Well Services, Ltd.#	33,287

525	Chevron Corp.^	44,730

15,084	Denbury, Inc.^#	431,553

16,600	Energy Transfer, LP	104,082

19,925	Enterprise Products Partners, LP	403,083

1,881	EP Energy Corp.#	77,121

3,850	GasLog, Ltd.	15,785

17,664	Lonestar Resources US, Inc.#	88,143

5,025	Magellan Midstream Partners, LP	223,411

32,024	Mcdermott International, Ltd.^#	32,664

1,859	Oasis Petroleum, Inc.#	69,657

1,960	Schlumberger, Ltd.	43,532

328,423	Southwestern Energy Company^#	1,238,155

7,365	Targa Resources Corp.^	201,580

4,325	Weatherford International, PLC#	29,410

4,124	Whiting Petroleum Corp.#	83,882

2,400	Williams Companies, Inc.	50,952

		3,171,027

	Industrials (0.0%)

46,293	McDermott International, Inc.#	47,219

	TOTAL COMMON STOCKS (Cost $10,994,418)	3,235,111

EXCHANGE-TRADED FUND (0.1%)

	Other (0.1%)

3,335	SPDR Bloomberg Barclays High Yield Bond ETF^ (Cost $372,864)	361,514

WARRANTS (0.0%) #

	Energy (0.0%)

1,399	Denbury, Inc. 09/18/25, Strike $32.59	12,102

515	Denbury, Inc. 09/18/23, Strike $35.41	2,091

13,522	Mcdermott International, Ltd. 06/30/27, Strike $15.98	1

12,170	Mcdermott International, Ltd. 06/30/27, Strike $12.33	1

	TOTAL WARRANTS (Cost $82,153)	14,195

See accompanying Notes to Schedule of Investments

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

PREFERRED STOCKS (0.2%)

	Communication Services (0.0%)

11,630	United States Cellular Corp. 6.250%, 09/01/69	$311,335

	Consumer Discretionary (0.1%)

1,723	Guitar Center, Inc.	194,643

2,158	Qurate Retail, Inc. 8.000%, 03/15/31	215,929

		410,572

	Energy (0.1%)

26,860	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	538,543

15,000	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	257,550

12,000	NuStar Logistics, LP‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	266,040

		1,062,133

	TOTAL PREFERRED STOCKS (Cost $2,052,688)	1,784,040

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (1.9%) #

	Consumer Discretionary (0.8%)

480	Alibaba Group Holding, Ltd.

12,183,840	Call, 03/19/21, Strike $270.00	488,400

300	Tesla, Inc.

23,805,900	Put, 01/21/22, Strike $700.00	5,346,000

		5,834,400

	Financials (0.2%)

2,920	Bank of America Corp.

8,657,800	Call, 01/21/22, Strike $35.00	591,300

3,750	Wells Fargo & Company

11,205,000	Call, 04/16/21, Strike $30.00	840,000

		1,431,300

	Information Technology (0.2%)

1,670	Micron Technology, Inc.

13,071,090	Call, 06/18/21, Strike $75.00	1,853,700

	Other (0.7%)

1,200	Invesco QQQ Trust Series

37,747,200	Put, 01/21/22, Strike $275.00	2,664,000

1,000	SPDR S&P 500 ETF Trust

37,007,000	Put, 01/21/22, Strike $340.00	2,666,000

		5,330,000

	TOTAL PURCHASED OPTIONS (Cost $13,137,924)	14,449,400

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.2%)

11,858,536	JPMorgan Prime Money Market

	Fund - Capital Class, 0.110%***	$11,864,466

11,862,831	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	11,862,831

	TOTAL SHORT TERM INVESTMENTS (Cost $23,727,297)	23,727,297

TOTAL INVESTMENTS (145.3%) (Cost $923,660,008)		1,095,169,964

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-8.5%)		(64,000,000)

LIABILITIES, LESS OTHER ASSETS (-36.8%)		(277,323,747)

NET ASSETS (100.0%)		$753,846,217

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $84,098,611.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2021.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $54,975,364.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of January 1, 2020, with no material impact on the Fund’s financial statements.

In October 2020, FASB issued ASU No. 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 was issued to clarify how to amortize premiums for debt securities where there are bonds with multiple call dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the impact of this guidance within the Fund’s financial statements and has determined the adoption of ASU 2020-08 will have no impact on the Fund’s financial statements.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2021 was as follows*:

Cost basis of investments	$923,660,008

Gross unrealized appreciation	205,080,915
Gross unrealized depreciation	(33,570,959)

Net unrealized appreciation (depreciation)	$171,509,956

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,560,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $64.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2021.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	850	$25	$21,250,000
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
				Total	$64,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. The MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund, such as Kroll), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.